S000005649 [Member] Average Annual Total Returns	12 Months Ended			60 Months Ended	63 Months Ended	120 Months Ended
	Dec. 31, 2024	[2]	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
iMoneyNet, Inc. Treasury and Repo Retail Average (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.57%	2.07%		1.35%
iMoneyNet, Inc. Treasury and Repo Institutional Average (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.87%	2.26%		1.53%
Select Class
Prospectus [Line Items]
Average Annual Return, Percent			5.00%	2.28%		1.53%
Service Class
Prospectus [Line Items]
Average Annual Return, Percent			4.71%	2.07%		1.31%
Administrative Class
Prospectus [Line Items]
Average Annual Return, Percent			4.72%	2.13%		1.38%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			5.09%	2.34%	2.30% [1]
Performance Inception Date					Oct. 16, 2019
Preferred Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	5.20%		5.18%
Performance Inception Date			Dec. 29, 2023

[1]	The total return shown for the Institutional Class Shares is for the period beginning October 16, 2019 (commencement of operations). The total returns for same corresponding period for the iMoneyNet Inc. Treasury and Repo Retail Average and iMoneyNet Inc. Treasury and Repo Institutional Average were 2.02% and 2.22%, respectively.
[2]	The total return shown for the Preferred Institutional Class Shares is for the period beginning December 29, 2023 (commencement of operations). The total returns for same corresponding period for the iMoneyNet Inc. Treasury and Repo Retail Average and iMoneyNet Inc. Treasury and Repo Institutional Average were 4.56% and 4.86%, respectively.